Intangible assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 1,347,327	R$ 1,377,232
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(29,369)	(27,973)
Transfers	0	0
Disposals	(1,117)	(815)
Hyperinflation adjustment	460	522
Exchange variations	798	(1,639)
Closing balance	1,318,099	1,347,327
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	1,612,389	1,563,046
Changes in intangible assets other than goodwill [abstract]
Additions	54,499	52,656
Transfers	0	(5)
Disposals	(1,117)	(2,191)
Hyperinflation adjustment	591	522
Exchange variations	798	(1,639)
Closing balance	1,667,160	1,612,389
Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(265,062)	(185,814)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(83,868)	(80,629)
Transfers	0	5
Disposals	0	1,376
Hyperinflation adjustment	(131)	0
Exchange variations	0	0
Closing balance	R$ (349,061)	R$ (265,062)
Intangible assets under development
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 47,124
Changes in intangible assets other than goodwill [abstract]
Closing balance	49,149	R$ 47,124
Intangible assets under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	47,124	41,707
Changes in intangible assets other than goodwill [abstract]
Additions	50,672	47,253
Transfers	(47,959)	(40,714)
Disposals	(1,117)	(5)
Hyperinflation adjustment	(369)	522
Exchange variations	798	(1,639)
Closing balance	49,149	47,124
Intangible assets under development | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	0	0
Software license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	22,132
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 19,591	R$ 22,132
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%	50.00%
Software license | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 32,217	R$ 10,112
Changes in intangible assets other than goodwill [abstract]
Additions	3,827	5,403
Transfers	1,265	18,888
Disposals	0	(2,186)
Hyperinflation adjustment	38	0
Exchange variations	0	0
Closing balance	37,347	32,217
Software license | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(10,085)	(5,135)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(7,660)	(6,465)
Transfers	0	139
Disposals	0	1,376
Hyperinflation adjustment	(11)	0
Exchange variations	0	0
Closing balance	R$ (17,756)	R$ (10,085)
Database
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 173
Changes in intangible assets other than goodwill [abstract]
Closing balance	93	R$ 173
Database | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%
Database | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%
Database | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	800	R$ 800
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	800	800
Database | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(627)	(547)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(80)	(80)
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	R$ (707)	R$ (627)
Goodwill
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 923,439
Changes in intangible assets other than goodwill [abstract]
Closing balance	923,439	R$ 923,439
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	923,439	923,439
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	923,439	923,439
Goodwill | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 0	R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 24,662
Changes in intangible assets other than goodwill [abstract]
Closing balance	13,198	R$ 24,662
Customer portfolio | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	135,848	131,448
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	0	4,400
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	135,848	135,848
Customer portfolio | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(111,186)	(94,967)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(11,464)	(13,652)
Transfers	0	(2,567)
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	R$ (122,650)	R$ (111,186)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 743
Changes in intangible assets other than goodwill [abstract]
Closing balance	2	R$ 743
Non-compete | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	2,697	2,697
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	2,697	2,697
Non-compete | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(1,954)	(1,146)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(741)	(808)
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	R$ (2,695)	R$ (1,954)
Brands and patents
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 29
Changes in intangible assets other than goodwill [abstract]
Closing balance	29	R$ 29
Brands and patents | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	29	29
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Closing balance	29	29
Brands and patents | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 0	0
Platform
Intangible assets and goodwill
Average annual amortization rates %	20.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 329,025
Changes in intangible assets other than goodwill [abstract]
Closing balance	312,598	R$ 329,025
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %		10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %		20.00%
Platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	470,235	R$ 452,814
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Transfers	46,694	17,421
Disposals	0	0
Hyperinflation adjustment	922	0
Exchange variations	0	0
Closing balance	517,851	470,235
Platform | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(141,210)	(84,019)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(63,923)	(59,624)
Transfers	0	2,433
Disposals	0	0
Hyperinflation adjustment	(120)	0
Exchange variations	0	0
Closing balance	R$ (205,253)	R$ (141,210)